Major Accounting Policies - Significant Items Reclassified Out of AOCI (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassifications out of accumulated other comprehensive income (loss)
Gain related to a partial sale of a subsidiary											$ 68,162
Total cost of revenue	$ (4,812,400)	$ (4,720,100)	$ (4,684,100)	$ (4,685,900)	$ (4,740,500)	$ (4,729,700)	$ (4,607,900)	$ (4,168,100)	$ (18,902,480)	$ (18,246,209)	(17,019,352)
Interest expense									(67,638)	(69,689)	(44,770)
Corporate general and administrative expense									(192,187)	(191,073)	(168,329)
Income tax expense (benefit)									(121,972)	(219,151)	(245,888)
NET EARNINGS	80,800	112,900	(6,600)	77,400	71,000	17,400	120,000	119,000	264,469	327,449	475,006
Net earnings attributable to noncontrolling interests									73,092	46,048	62,494
NET EARNINGS ATTRIBUTABLE TO FLUOR CORPORATION	$ 60,300	$ 94,500	$ (24,000)	$ 60,600	$ 70,500	$ 4,800	$ 101,800	$ 104,300	191,377	281,401	412,512
Foreign Currency Translation | Reclassified out of AOCI
Reclassifications out of accumulated other comprehensive income (loss)
Gain related to a partial sale of a subsidiary											(9,932)
Income tax expense (benefit)											3,724
NET EARNINGS											(6,208)
Ownership Share of Equity Method Investees' Other Comprehensive Income (Loss) | Reclassified out of AOCI
Reclassifications out of accumulated other comprehensive income (loss)
Total cost of revenue									(1,713)		(1,487)
Income tax expense (benefit)									413
NET EARNINGS									(1,300)		(1,487)
Defined Benefit Pension and Postretirement Plans
Reclassifications out of accumulated other comprehensive income (loss)
Adjustments									(6,638)	(7,602)	(268,795)
Income tax benefit									2,485	2,851	100,798
Net of tax									(4,153)	(4,751)	(167,997)
Unrealized gain (loss) on derivative contracts, including noncontrolling interests | Reclassified out of AOCI
Reclassifications out of accumulated other comprehensive income (loss)
Income tax expense (benefit)									(509)	2,944	1,933
NET EARNINGS									769	(5,122)	(3,235)
Unrealized gain (loss) on derivative contracts, including noncontrolling interests | Reclassified out of AOCI | Commodity contracts and foreign currency contracts
Reclassifications out of accumulated other comprehensive income (loss)
Total cost of revenue									2,956	(6,388)	(3,490)
Unrealized gain (loss) on derivative contracts, including noncontrolling interests | Reclassified out of AOCI | Interest rate contracts
Reclassifications out of accumulated other comprehensive income (loss)
Interest expense									(1,678)	(1,678)	(1,678)
Unrealized Gain (Loss) on Derivative Contracts Attributable Noncontrolling Interests | Reclassified out of AOCI
Reclassifications out of accumulated other comprehensive income (loss)
Net earnings attributable to noncontrolling interests									(39)	(299)	(276)
Unrealized Gain (Loss) on Derivative Contracts | Reclassified out of AOCI
Reclassifications out of accumulated other comprehensive income (loss)
NET EARNINGS ATTRIBUTABLE TO FLUOR CORPORATION									808	(4,823)	(2,959)
Unrealized Gain (Loss) on Available-For-Sale Securities | Reclassified out of AOCI
Reclassifications out of accumulated other comprehensive income (loss)
Corporate general and administrative expense									(85)	168	152
Income tax expense (benefit)									32	(63)	(57)
NET EARNINGS									$ (53)	$ 105	$ 95